Property, plant and equipment - Disclosure of Reconciliation of Changes in Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 9,387
Property, plant and equipment at end of period	8,146	SFr 9,387
Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,735
Property, plant and equipment at end of period	1,590	1,735
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43
Property, plant and equipment at end of period	59	43
IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	362
Property, plant and equipment at end of period	186	362
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,203
Property, plant and equipment at end of period	6,002	7,203
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44
Property, plant and equipment at end of period	309	44
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,049	13,123
Additions	933	7,435
Disposals	(96)	(509)
Property, plant and equipment at end of period	20,887	20,049
Cost | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,337	7,456
Additions	438	881
Disposals	(22)	0
Property, plant and equipment at end of period	8,754	8,337
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	660	639
Additions	51	21
Disposals		0
Property, plant and equipment at end of period	711	660
Cost | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,119	929
Additions	154	549
Disposals	(74)	(359)
Property, plant and equipment at end of period	1,199	1,119
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,616	3,782
Additions	0	5,984
Disposals		(150)
Property, plant and equipment at end of period	9,616	9,616
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	317	317
Additions	290	0
Disposals		0
Property, plant and equipment at end of period	607	317
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,662)	(8,881)
Depreciation charge for the year	(2,174)	(2,230)
Disposals	96	449
Property, plant and equipment at end of period	(12,741)	(10,662)
Accumulated depreciation | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,602)	(5,963)
Depreciation charge for the year	(583)	(639)
Disposals	22	0
Property, plant and equipment at end of period	(7,164)	(6,602)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(617)	(579)
Depreciation charge for the year	(36)	(38)
Disposals	0	0
Property, plant and equipment at end of period	(653)	(617)
Accumulated depreciation | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(757)	(856)
Depreciation charge for the year	(329)	(260)
Disposals	74	359
Property, plant and equipment at end of period	(1,012)	(757)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,414)	(1,247)
Depreciation charge for the year	(1,200)	(1,256)
Disposals	0	90
Property, plant and equipment at end of period	(3,614)	(2,414)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(273)	(236)
Depreciation charge for the year	(25)	(37)
Disposals	0	0
Property, plant and equipment at end of period	SFr (298)	SFr (273)